united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number: 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

Spirit of America Income Fund

Class A Shares (SOAIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$58	1.15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Other Sectors
29.6%
Life Insurance
8.0%
Tobacco
7.3%
Local Authority
7.2%
Electricity And Public Power
6.5%
Miscellaneous Tax
5.7%
School District
5.5%
Hospitals
5.2%
Other
4.4%
Higher Education
4.0%
Integrated Electric Utilities
3.9%
Banks
3.9%
Econ & Indust Development
2.8%
Midstream - Oil & Gas
2.7%
State
2.6%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
State	2.6%
Midstream - Oil & Gas	2.7%
Econ & Indust Development	2.8%
Banks	3.9%
Integrated Electric Utilities	3.9%
Higher Education	4.0%
Other	4.4%
Hospitals	5.2%
School District	5.5%
Miscellaneous Tax	5.7%
Electricity And Public Power	6.5%
Local Authority	7.2%
Tobacco	7.3%
Life Insurance	8.0%
Other Sectors	29.6%

Fund Statistics

  Net Assets$57,011,396
  Number of Portfolio Holdings144
  Advisory Fee (net of waivers)$129,116
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Income Fund - Class A Shares (SOAIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOAIX

Spirit of America Income Fund

Class C Shares (SACTX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$95	1.90%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
State	2.6%
Midstream - Oil & Gas	2.7%
Econ & Indust Development	2.8%
Banks	3.9%
Integrated Electric Utilities	3.9%
Higher Education	4.0%
Other	4.4%
Hospitals	5.2%
School District	5.5%
Miscellaneous Tax	5.7%
Electricity And Public Power	6.5%
Local Authority	7.2%
Tobacco	7.3%
Life Insurance	8.0%
Other Sectors	29.6%

Fund Statistics

  Net Assets$57,011,396
  Number of Portfolio Holdings144
  Advisory Fee (net of waivers)$129,116
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Income Fund - Class C Shares (SACTX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SACTX

Spirit of America Income Fund

Institutional Shares (SOITX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.90%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
State	2.6%
Midstream - Oil & Gas	2.7%
Econ & Indust Development	2.8%
Banks	3.9%
Integrated Electric Utilities	3.9%
Higher Education	4.0%
Other	4.4%
Hospitals	5.2%
School District	5.5%
Miscellaneous Tax	5.7%
Electricity And Public Power	6.5%
Local Authority	7.2%
Tobacco	7.3%
Life Insurance	8.0%
Other Sectors	29.6%

Fund Statistics

  Net Assets$57,011,396
  Number of Portfolio Holdings144
  Advisory Fee (net of waivers)$129,116
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Income Fund - Institutional Shares (SOITX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOITX

Spirit of America Large Cap Value Fund

Class A Shares (SOAVX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$78	1.53%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 38.7%
Financials 9.6%
Industrials 8.5%
Consumer Staples 8.2%
Communications 7.7%
Health Care 7.5%
Consumer Discretionary 7.2%
Utilities 4.7%
Energy 4.2%
Real Estate Investment Trusts (REITs) 2.2%
Materials 1.2%
Money Market Funds 0.9%
Liabilities in Excess of Other Assets -0.6%

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.9%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.2%
Energy	4.2%
Utilities	4.7%
Consumer Discretionary	7.2%
Health Care	7.5%
Communications	7.7%
Consumer Staples	8.2%
Industrials	8.5%
Financials	9.6%
Technology	38.7%

Fund Statistics

  Net Assets$197,475,596
  Number of Portfolio Holdings162
  Advisory Fee $891,810
  Portfolio Turnover4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Large Cap Value Fund - Class A Shares (SOAVX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOAVX

Spirit of America Large Cap Value Fund

Class C Shares (SACVX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$114	2.23%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.9%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.2%
Energy	4.2%
Utilities	4.7%
Consumer Discretionary	7.2%
Health Care	7.5%
Communications	7.7%
Consumer Staples	8.2%
Industrials	8.5%
Financials	9.6%
Technology	38.7%

Fund Statistics

  Net Assets$197,475,596
  Number of Portfolio Holdings162
  Advisory Fee $891,810
  Portfolio Turnover4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Large Cap Value Fund - Class C Shares (SACVX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SACVX

Spirit of America Large Cap Value Fund

Institutional Shares (SOIVX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$63	1.22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.9%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.2%
Energy	4.2%
Utilities	4.7%
Consumer Discretionary	7.2%
Health Care	7.5%
Communications	7.7%
Consumer Staples	8.2%
Industrials	8.5%
Financials	9.6%
Technology	38.7%

Fund Statistics

  Net Assets$197,475,596
  Number of Portfolio Holdings162
  Advisory Fee $891,810
  Portfolio Turnover4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Large Cap Value Fund - Institutional Shares (SOIVX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOIVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares (SOAMX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.93%

What did the Fund invest in?

Sector Weighting (% of net assets)

Housing
15.9%
Transportation
16.0%
Lease
15.2%
Utilities
14.8%
Education
11.5%
Health Care
9.2%
Special Tax
6.8%
Local
4.7%
State
2.3%
Idr & Pcr
1.8%
Money Market Funds
0.7%
Other Assets in Excess of Liabilities
1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.7%
Idr & Pcr	1.8%
State	2.3%
Local	4.7%
Special Tax	6.8%
Health Care	9.2%
Education	11.5%
Utilities	14.8%
Lease	15.2%
Transportation	16.0%
Housing	15.9%

Fund Statistics

  Net Assets$27,663,681
  Number of Portfolio Holdings125
  Advisory Fee (net of waivers)$18,852
  Portfolio Turnover13%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Municipal Tax Free Bond Fund - Class A Shares (SOAMX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOAMX

Spirit of America Municipal Tax Free Bond Fund

Class C Shares (SACFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.78%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.7%
Idr & Pcr	1.8%
State	2.3%
Local	4.7%
Special Tax	6.8%
Health Care	9.2%
Education	11.5%
Utilities	14.8%
Lease	15.2%
Transportation	16.0%
Housing	15.9%

Fund Statistics

  Net Assets$27,663,681
  Number of Portfolio Holdings125
  Advisory Fee (net of waivers)$18,852
  Portfolio Turnover13%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Municipal Tax Free Bond Fund - Class C Shares (SACFX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SACFX

Spirit of America Municipal Tax Free Bond Fund

Institutional Shares (SOIMX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.79%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.7%
Idr & Pcr	1.8%
State	2.3%
Local	4.7%
Special Tax	6.8%
Health Care	9.2%
Education	11.5%
Utilities	14.8%
Lease	15.2%
Transportation	16.0%
Housing	15.9%

Fund Statistics

  Net Assets$27,663,681
  Number of Portfolio Holdings125
  Advisory Fee (net of waivers)$18,852
  Portfolio Turnover13%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Municipal Tax Free Bond Fund - Institutional Shares (SOIMX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOIMX

Spirit of America Real Estate Income and Growth Fund

Class A Shares (SOAAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	1.60%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
95.1%
Money Market Funds
1.6%
Consumer Discretionary
1.5%
Energy
1.0%
Financials
0.8%
Industrials
0.7%
Communications
0.5%
Liabilities in Excess of Other Assets
-1.2%

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Communications	0.5%
Industrials	0.7%
Financials	0.8%
Energy	1.0%
Consumer Discretionary	1.5%
Money Market Funds	1.6%
Real Estate	95.1%

Fund Statistics

  Net Assets$72,936,308
  Number of Portfolio Holdings102
  Advisory Fee $348,324
  Portfolio Turnover2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Real Estate Income and Growth Fund - Class A Shares (SOAAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOAAX

Spirit of America Real Estate Income and Growth Fund

Class C Shares (SACRX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$113	2.30%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Communications	0.5%
Industrials	0.7%
Financials	0.8%
Energy	1.0%
Consumer Discretionary	1.5%
Money Market Funds	1.6%
Real Estate	95.1%

Fund Statistics

  Net Assets$72,936,308
  Number of Portfolio Holdings102
  Advisory Fee $348,324
  Portfolio Turnover2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Real Estate Income and Growth Fund - Class C Shares (SACRX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SACRX

Spirit of America Real Estate Income and Growth Fund

Institutional Shares (SOIAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	1.30%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Communications	0.5%
Industrials	0.7%
Financials	0.8%
Energy	1.0%
Consumer Discretionary	1.5%
Money Market Funds	1.6%
Real Estate	95.1%

Fund Statistics

  Net Assets$72,936,308
  Number of Portfolio Holdings102
  Advisory Fee $348,324
  Portfolio Turnover2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Real Estate Income and Growth Fund - Institutional Shares (SOIAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOIAX

Spirit of America Utilities Fund

Class A Shares (SOAUX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	1.53%

What did the Fund invest in?

Sector Weighting (% of net assets)

Utilities
91.4%
Money Market Funds
5.2%
Energy
2.6%
Industrials
1.8%
Liabilities in Excess of Other Assets
-1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Industrials	1.8%
Energy	2.6%
Money Market Funds	5.2%
Utilities	91.4%

Fund Statistics

  Net Assets$37,380,252
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$122,198
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Utilities Fund - Class A Shares (SOAUX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOAUX

Spirit of America Utilities Fund

Class C Shares (SOCUX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$118	2.29%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Industrials	1.8%
Energy	2.6%
Money Market Funds	5.2%
Utilities	91.4%

Fund Statistics

  Net Assets$37,380,252
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$122,198
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Utilities Fund - Class C Shares (SOCUX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOCUX

Spirit of America Utilities Fund

Institutional Shares (SOIUX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$67	1.29%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Industrials	1.8%
Energy	2.6%
Money Market Funds	5.2%
Utilities	91.4%

Fund Statistics

  Net Assets$37,380,252
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$122,198
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Spirit of America Utilities Fund - Institutional Shares (SOIUX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SOIUX

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

June 30, 2025

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Utilities Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS   |    JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.55%

Communications 0.47%
DigitalBridge Group, Inc.	33,000	$341,550

Consumer Discretionary 1.50%
Amazon.com, Inc.(a)	4,400	965,316
D.R. Horton, Inc.	1,000	128,920
		1,094,236
Data Center REITs 12.68%
Digital Realty Trust, Inc.	25,181	4,389,804
Equinix, Inc.	6,110	4,860,321
		9,250,125
Energy 0.99%
Cheniere Energy Partners LP	1,613	90,409
Energy Transfer LP	16,000	290,080
Enterprise Products Partners LP	6,000	186,060
MPLX LP	3,000	154,530
		721,079
Financials 0.76%
Blackstone Group, Inc. (The), Class A	1,800	269,244
KKR & Co. LP	2,150	286,015
		555,259
Gaming REITs 5.57%
Gaming and Leisure Properties, Inc.	28,885	1,348,352
VICI Properties, Inc.	83,297	2,715,482
		4,063,834
Health Care REITs 11.76%
American Healthcare REIT, Inc.	1,000	36,740
CareTrust REIT, Inc.	5,000	153,000
Global Medical REIT, Inc.	15,000	103,950
Healthcare Realty Trust, Inc.	8,000	126,880
Healthpeak Properties, Inc.	16,869	295,376
Omega Healthcare Investors, Inc.	39,500	1,447,675
Ventas, Inc.	15,950	1,007,242
Welltower, Inc.	35,175	5,407,453
		8,578,316
Homebuilding 0.34%
Lennar Corp., Class A	925	102,314
Millrose Properties, Inc.(a)	462	13,172
Toll Brothers, Inc.	1,175	134,103
		249,589
Hotel REITs 1.28%
Apple Hospitality REIT, Inc.	6,860	80,056
Host Hotels & Resorts, Inc.	39,900	612,864
Park Hotels & Resorts, Inc.	9,250	94,628
Summit Hotel Properties, Inc.	6,000	30,540
Sunstone Hotel Investors, Inc.	13,700	118,916
		937,004

See accompanying notes which are an integral part of these financial statements.

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Industrial REITs 9.36%
Lineage, Inc.(a)	2,100	$91,392
Plymouth Industrial REIT, Inc.	1,500	24,090
Prologis, Inc.	25,051	2,633,361
Rexford Industrial Realty, Inc.	10,500	373,485
STAG Industrial, Inc.	41,950	1,521,946
Terreno Realty Corp.	38,900	2,181,123
		6,825,397
Industrials 0.76%
Vertiv Holdings Co.	4,300	552,163

Infrastructure REITs 1.18%
American Tower Corp., Class A	2,170	479,613
Crown Castle International Corp.	3,690	379,074
		858,687
Midstream - Oil & Gas 0.05%
Plains All American Pipeline LP	2,000	36,640

Mortgage Finance 0.18%
Blackstone Mortgage Trust, Inc., Class A	2,200	42,350
Starwood Property Trust, Inc.	4,500	90,315
		132,665
Multi Asset Class REITs 0.90%
Lexington Realty Trust	2,700	22,302
One Liberty Properties, Inc.	2,500	59,650
WP Carey, Inc.	9,200	573,896
		655,848
Office REITs 2.18%
Alexandria Real Estate Equities, Inc.	4,350	315,940
Boston Properties, Inc.	6,915	466,555
COPT Defense Properties	12,000	330,960
Cousins Properties, Inc.	6,500	195,195
Empire State Realty Trust, Inc.	1,000	8,090
Highwoods Properties, Inc.	2,000	62,180
Kilroy Realty Corp.	4,265	146,332
Net Lease Office Properties(a)	1,872	60,934
		1,586,186
Residential REITs 22.76%
American Homes 4 Rent, Class A	36,300	1,309,341
AvalonBay Communities, Inc.	17,040	3,467,640
Camden Property Trust	10,000	1,126,900
Equity LifeStyle Properties, Inc.	17,550	1,082,308
Equity Residential	36,515	2,464,397
Essex Property Trust, Inc.	9,636	2,730,842
Invitation Homes, Inc.	6,000	196,800
Mid-America Apartment Communities, Inc.	7,872	1,165,135
Sun Communities, Inc.	8,400	1,062,516
UDR, Inc.	48,850	1,994,546
		16,600,425

See accompanying notes which are an integral part of these financial statements.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Retail REITs 12.62%
Agree Realty Corp.	8,100	$591,786
Brixmor Property Group, Inc.	41,475	1,080,009
Federal Realty Investment Trust	9,700	921,403
Four Corners Property Trust, Inc.	5,000	134,550
Getty Realty Corp.	1,000	27,640
Kimco Realty Corp.	25,569	537,460
National Retail Properties, Inc.	17,750	766,445
Realty Income Corp.	27,085	1,560,367
Regency Centers Corp.	13,400	954,482
Simon Property Group, Inc.	14,100	2,266,716
Tanger Factory Outlet Centers, Inc.	12,000	366,960
		9,207,818
Self-Storage REITs 6.74%
CubeSmart	19,450	826,625
Extra Space Storage, Inc.	11,980	1,766,331
Public Storage	7,925	2,325,354
		4,918,310
Specialty REITs 5.28%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	717	19,259
Iron Mountain, Inc.	36,900	3,784,833
Postal Realty Trust, Inc., Class A	3,000	44,190
		3,848,282
Timber REITs 0.19%
Weyerhaeuser Co.	5,300	136,157

Total Common Stocks (Cost $58,365,382)		71,149,570

Preferred Stocks 2.09%

Data Center REITs 0.12%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	84,240

Hotel REITs 1.03%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	79,020
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	43,875
Pebblebrook Hotel Trust, Series G, 6.38%	4,000	70,200
Pebblebrook Hotel Trust, Series H, 6.38%	6,000	98,220
Sotherly Hotels, Inc., Series B, 8.00%	6,000	98,760
Sotherly Hotels, Inc., Series C, 7.88%	2,000	32,800
Summit Hotel Properties, Inc., Series F, 5.88%	10,000	177,600
Sunstone Hotel Investors, Inc., Series H, 6.13%	4,000	80,480
Sunstone Hotel Investors, Inc., Series I, 5.70%	4,000	74,560
		755,515
Mortgage Finance 0.05%
New York Mortgage Trust Inc., Series G, 7.00%	2,000	37,540

Multi Asset Class REITs 0.06%
Vornado Realty Trust, Series M, 5.25%	2,500	41,375

See accompanying notes which are an integral part of these financial statements.

3

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Office REITs 0.08%
Hudson Pacific Properties Inc., Series C, 4.75%	4,000	$59,440

Residential REITs 0.06%
American Homes 4 Rent, Series G, 5.88%	2,000	45,660

Retail REITs 0.24%
CTO Realty Growth, Inc., Series A, 6.38%	2,000	40,260
Federal Realty Investment Trust, Series C, 5.00%	6,500	130,260
		170,520
Self-Storage REITs 0.45%
Public Storage, Series I, 4.88%	1,917	36,653
Public Storage, Series K, 4.75%	4,000	75,680
Public Storage, Series L, 4.63%	2,000	36,520
Public Storage, Series M, 4.13%	1,167	19,349
Public Storage, Series S, 4.10%	10,000	162,200
		330,402
Total Preferred Stocks (Cost $2,166,326)		1,524,692

Money Market Funds 1.58%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.23%(b)	1,152,158	1,152,158

Total Money Market Funds (Cost $1,152,158)		1,152,158

Total Investments — 101.22% (Cost $61,683,866)		73,826,420
Liabilities in Excess of Other Assets — (1.22)%		(890,112)
NET ASSETS — 100.00%		$72,936,308

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Common Stocks 99.53%

Communications 7.71%
Alphabet, Inc., Class A	44,400	$7,824,612
Alphabet, Inc., Class C	3,050	541,039
AT&T, Inc.	9,500	274,930
DigitalBridge Group, Inc.	13,000	134,550
Meta Platforms, Inc., Class A	1,650	1,217,849
Netflix, Inc.(a)	1,600	2,142,608
Uber Technologies, Inc.(a)	1,500	139,950
Verizon Communications, Inc.	26,540	1,148,386
Walt Disney Co. (The)	14,500	1,798,145
		15,222,069
Consumer Discretionary 7.22%
Amazon.com, Inc.(a)	26,850	5,890,621
Chipotle Mexican Grill, Inc.(a)	43,700	2,453,755
Home Depot, Inc. (The)	6,138	2,250,436
Lowe’s Companies, Inc.	3,200	709,984
Masco Corp.	8,500	547,060
McDonald’s Corp.	2,580	753,799
NIKE, Inc., Class B	1,500	106,560
Starbucks Corp.	1,750	160,353
Tesla, Inc.(a)	3,825	1,215,050
TKO Group Holdings, Inc.(a)	900	163,755
		14,251,373
Consumer Staples 8.14%
Altria Group, Inc.	12,650	741,669
Coca-Cola Co. (The)	7,600	537,700
Conagra Brands, Inc.	1,100	22,517
Costco Wholesale Corp.	6,756	6,688,035
Kroger Co. (The)	9,000	645,570
PepsiCo, Inc.	2,200	290,488
Philip Morris International, Inc.	4,800	874,224
Procter & Gamble Co. (The)	6,015	958,310
Target Corp.	9,830	969,729
Wal-Mart Stores, Inc.	44,452	4,346,517
		16,074,759
Energy 4.16%
Antero Midstream Corp.	3,000	56,850
Baker Hughes Co.	4,750	182,115
Cheniere Energy, Inc.	6,100	1,485,472
Chevron Corp.	4,510	645,787
ConocoPhillips	2,027	181,903
Diamondback Energy, Inc.	2,650	364,110
EOG Resources, Inc.	2,900	346,869
Exxon Mobil Corp.	7,458	803,972
Kinder Morgan, Inc.	7,750	227,850
Marathon Petroleum Corp.	550	91,360
Occidental Petroleum Corp.	1,000	42,010
ONEOK, Inc.	1,050	85,712
Phillips 66	4,300	512,990
Targa Resources Corp.	4,200	731,136
Valero Energy Corp.	5,765	774,931

See accompanying notes which are an integral part of these financial statements.

5

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Energy (cont.)
Williams Companies, Inc. (The)	26,750	$1,680,168
		8,213,235
Financials 9.40%
American Express Co.	5,000	1,594,900
Bank of America Corp.	24,850	1,175,902
Berkshire Hathaway, Inc., Class B(a)	4,120	2,001,372
Blackstone Group, Inc. (The), Class A	14,000	2,094,120
Carlyle Group, Inc. (The)	6,050	310,970
Citigroup, Inc.	20,350	1,732,192
CME Group, Inc.	1,404	386,970
Coinbase Global, Inc., Class A(a)	450	157,721
Goldman Sachs Group, Inc. (The)	2,715	1,921,541
JPMorgan Chase & Co.	21,892	6,346,710
KKR & Co. LP	2,000	266,060
Morgan Stanley	3,000	422,580
Wells Fargo & Co.	2,000	160,240
		18,571,278
Health Care 7.51%
Abbott Laboratories	3,100	421,631
AbbVie, Inc.	21,300	3,953,706
Bristol-Myers Squibb Co.	4,500	208,305
Centene Corp.(a)	7,300	396,244
Eli Lilly & Co.	3,465	2,701,071
Humana, Inc.	1,350	330,048
McKesson Corp.	4,720	3,458,722
Medtronic PLC	7,069	616,205
Merck & Co., Inc.	13,250	1,048,870
Novo Nordisk A/S ADR	500	34,510
Quest Diagnostics, Inc.	3,800	682,594
Thermo Fisher Scientific, Inc.	1,090	441,951
UnitedHealth Group, Inc.	1,550	483,554
Vertex Pharmaceuticals, Inc.(a)	100	44,520
		14,821,931
Industrials 8.53%
AeroVironment, Inc.(a)	300	85,485
Caterpillar, Inc.	11,090	4,305,249
CSX Corp.	36,600	1,194,258
Cummins, Inc.	3,550	1,162,625
Deere & Co.	5,660	2,878,053
FedEx Corp.	1,800	409,158
GE Vernova LLC	600	317,490
Honeywell International, Inc.	8,850	2,060,988
ITT, Inc.	300	47,049
Johnson Controls International PLC	8,253	871,682
Lockheed Martin Corp., Class B	1,000	463,140
Raytheon Technologies Corp.	2,100	306,642
United Parcel Service, Inc., Class B	2,550	257,397
Vertiv Holdings Co.	3,000	385,230
Waste Connections, Inc.	11,275	2,105,268
		16,849,714
Materials 1.22%
CF Industries Holdings, Inc.	7,200	662,400

See accompanying notes which are an integral part of these financial statements.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Materials (cont.)
Corteva, Inc.	7,233	$539,075
Dow, Inc.	4,083	108,118
DuPont de Nemours, Inc.	6,500	445,835
New Linde PLC	1,300	609,934
Nucor Corp.	400	51,816
		2,417,178
Real Estate Investment Trusts (REITs) 2.19%
AvalonBay Communities, Inc.	250	50,875
Digital Realty Trust, Inc.	4,250	740,902
Equinix, Inc.	1,600	1,272,752
Iron Mountain, Inc.	6,350	651,319
Mid-America Apartment Communities, Inc.	250	37,003
Prologis, Inc.	5,350	562,392
Sun Communities, Inc.	1,600	202,384
Terreno Realty Corp.	2,075	116,345
VICI Properties, Inc.	2,073	67,580
Welltower, Inc.	3,950	607,234
Weyerhaeuser Co.	500	12,845
		4,321,631
Technology 38.72%
Accenture PLC, Class A	3,725	1,113,365
Adobe, Inc.(a)	1,050	406,224
Advanced Micro Devices, Inc.(a)	7,550	1,071,345
Apple, Inc.	38,982	7,997,937
Applied Materials, Inc.	12,520	2,292,036
ARM Holdings PLC ADR(a)	200	32,348
Broadcom, Inc.	3,700	1,019,905
Cisco Systems, Inc.	16,750	1,162,115
Cognizant Technology Solutions Corp., Class A	4,600	358,938
Corning, Inc.	8,000	420,720
Crowdstrike Holdings, Inc., Class A(a)	3,775	1,922,645
Dell Technologies, Inc., Class C	1,624	199,102
Garmin Ltd.	1,150	240,028
HP, Inc.	500	12,230
International Business Machines Corp.	2,668	786,473
MasterCard, Inc., Class A	2,450	1,376,753
Microchip Technology, Inc.	6,450	453,886
Microsoft Corp.	19,299	9,599,516
NetApp, Inc.	2,600	277,030
NortonLifeLock, Inc.	24,700	726,180
NVIDIA Corp.	177,620	28,062,184
Oracle Corp.	28,425	6,214,558
Palantir Technologies, Inc., Class A(a)	3,500	477,120
Palo Alto Networks, Inc.(a)	5,100	1,043,664
Paychex, Inc.	3,850	560,021
QUALCOMM, Inc.	3,750	597,225
ServiceNow, Inc.(a)	1,130	1,161,730
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	600	135,894
Texas Instruments, Inc.	9,175	1,904,914
Visa, Inc., Class A	7,550	2,680,628
Workday, Inc., Class A(a)	6,480	1,555,200
Zscaler, Inc.(a)	1,900	596,486
		76,458,400

See accompanying notes which are an integral part of these financial statements.

7

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Utilities 4.73%
AES Corp.	3,000	$31,560
American Electric Power Company, Inc.	2,250	233,460
Constellation Energy Corp.	5,450	1,759,042
Dominion Energy, Inc.	12,000	678,240
Duke Energy Corp.	2,250	265,500
Edison International	2,600	134,160
Entergy Corp.	3,700	307,544
IDACORP, Inc.	700	80,815
NextEra Energy, Inc.	23,725	1,646,989
NRG Energy, Inc.	500	80,290
Oklo, Inc.(a)	10,150	568,298
PPL Corp.	2,000	67,780
Sempra Energy	250	18,943
Talen Energy Corp.(a)	1,950	567,002
UGI Corp.	1,000	36,420
Vistra Energy Corp.	9,350	1,812,124
WEC Energy Group, Inc.	10,100	1,052,420
		9,340,587
Total Common Stocks (Cost $80,426,650)		196,542,155

Preferred Stocks 0.18%

Financials 0.18%
Bank of America Corp., Series GG, 6.00%	4,000	99,520
Bank of America Corp., Series HH, 5.88%	2,000	49,020
Bank of America Corp., Series LL, 5.00%	2,000	40,620
Bank of America Corp., Series SS, 4.75%	2,000	38,920
JPMorgan Chase & Co., Series EE, 6.00%	2,000	50,420
Prudential Financial, Inc., 5.63%	2,000	47,020
RenaissanceRE Holdings Ltd., Series G, 4.20%	150	2,332
U.S. Bancorp, Series O, 4.50%	2,000	36,620
		364,472
Total Preferred Stocks (Cost $403,750)		364,472

Money Market Funds 0.86%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.23%(b)	1,697,253	1,697,253

Total Money Market Funds (Cost $1,697,253)		1,697,253

Total Investments — 100.57% (Cost $82,527,653)		198,603,880
Liabilities in Excess of Other Assets — (0.57)%		(1,128,284)
NET ASSETS — 100.00%		$197,475,596

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 98.18%

California 3.86%
California Health Facilities Financing, Callable 11/15/2027 @ 100, 5.00%, 11/15/2056	$250,000	$249,193
Los Angeles Department of Water & Power, Callable 1/1/2027 @ 100, 5.00%, 7/1/2042	250,000	250,241
Regents of the University of California Medical Center Pooled Revenue, Revenue Bond, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	144,502
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	250,304
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	174,055
		1,068,295
Colorado 1.26%
City & County of Denver CO Pledged Excise Tax, Callable 8/1/2026 @ 100, 5.00%, 8/1/2044	100,000	100,740
Colorado Health Facilities Authority, Callable 5/15/2028 @ 100, 5.00%, 11/15/2048	250,000	247,528
		348,268
Connecticut 3.00%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	232,742
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	223,186
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	22,569
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	251,466
Connecticut State Health & Educational Facility Authority, Revenue Bonds, 5.00%, 7/1/2034	100,000	100,054
		830,017
Delaware 0.81%
Delaware Transportation Authority, 5.00%, 6/1/2055	225,000	225,019

District of Columbia 1.42%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	310,000	311,537
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 10/1/2029 @ 100, 4.00%, 10/1/2049	65,000	57,066
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	25,000	25,312
		393,915
Florida 11.76%
City of Orlando, FL, Public Improvements, Revenue Bonds, 5.00%, 10/1/2046	1,000,000	1,001,189
City of Tampa FL, Callable 5/15/2026 @ 100, 5.00%, 11/15/2046	250,000	250,017
Florida Keys Aqueduct Authority, 5.00%, 9/1/2049	150,000	148,197
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, 5.00%, 10/1/2030	500,000	500,793
Miami-Dade County Expressway Authority, 5.00%, 7/1/2040	350,000	350,001
School Board of Miami-Dade County (The), Certificates of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,004,125
		3,254,322
Georgia 3.40%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	441,102
Main Street Natural Gas, Inc., Callable 5/15/2029 @ 100, 5.00%, 5/15/2043	250,000	250,411
Municipal Electric Authority of Georgia, Callable 7/1/2025 @ 100, 5.00%, 7/1/2060	250,000	249,173
		940,686

See accompanying notes which are an integral part of these financial statements.

9

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
Illinois 4.81%
Chicago Transit Authority Sales, Callable 12/1/2029 @ 100, 4.00%, 12/1/2055	$250,000	$210,393
Chicago Transit Authority Sales Tax Receipts Fund, Callable 12/1/2026 @ 100, 5.00%, 12/1/2046	250,000	250,286
City of Chicago IL Waterworks Revenue, Callable 5/1/2033 @ 100, 5.25%, 11/1/2053	250,000	253,552
Illinois State Finance Authority, Revenue Bonds Series 2020 A, Callable 4/1/2030 @ 100, 4.00%, 4/1/2050	85,000	72,865
Illinois State Toll Highway Authority, 5.00%, 1/1/2041	300,000	298,634
Metropolitan Pier & Exposition Authority, 5.00%, 6/15/2050	250,000	244,806
		1,330,536
Louisiana 1.34%
City of New Orleans LA, Callable 12/1/2030 @ 100, 5.00%, 12/1/2050	250,000	243,778
City of Shreveport LA Water & Sewer Revenue, Callable 12/1/2028 @ 100, 4.00%, 12/1/2049	150,000	126,925
		370,703
Maine 0.97%
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.60%, 11/15/2036	95,000	86,791
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.75%, 11/15/2044	100,000	85,592
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.45%, 11/15/2032	45,000	44,924
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	50,000	50,000
		267,307
Maryland 0.36%
City of Baltimore MD, Callable 1/1/2027 @ 100, 5.00%, 7/1/2046	100,000	99,593

Massachusetts 6.54%
Massachusetts Bay Transportation Authority Sales, Callable 7/1/2025 @ 100, 5.00%, 7/1/2045	150,000	150,046
Massachusetts Development Finance Agency, 5.00%, 12/1/2046	300,000	300,059
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	512,340
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	233,868
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	194,269
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	85,000	77,565
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	40,000	39,849
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	100,273
Massachusetts State, 5.00%, 5/1/2047	200,000	201,530
		1,809,799
Michigan 3.53%
Michigan Finance Authority Revenue, Callable 11/1/2025 @ 100, 5.00%, 11/1/2044	250,000	249,076
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	477,622
Michigan State Building Authority, Callable 10/15/2026 @ 100, 5.00%, 10/15/2051	250,000	250,631
		977,329

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
Minnesota 2.06%
Southern Minnesota Municipal Power Agency Power Supply System, Revenue Bonds, Callable 1/1/2026 @ 100, 5.00%, 1/1/2041	$565,000	$569,121

Missouri 1.90%
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2025 @ 100, 4.00%, 11/15/2045	500,000	435,908
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), 3.75%, 11/15/2039	100,000	89,099
		525,007
Nebraska 2.38%
Omaha Public Power District Nebraska City Station, Callable 2/1/2026 @ 100, 5.00%, 2/1/2049	125,000	125,204
University of Nebraska Facilities Corp. (The), 4.00%, 7/15/2062	630,000	532,484
		657,688
Nevada 2.97%
Las Vegas Convention & Visitors Authority, Callable 7/1/2028 @ 100, 4.00%, 7/1/2049	250,000	213,759
Nevada System of Higher Education, Certificates of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	600,000	607,394
		821,153
New Jersey 5.05%
Borough of Seaside Heights, NJ, General Obligation Unlimited, 4.00%, 4/1/2026	125,000	125,131
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	150,875
New Jersey Health Care Facilities Financing Authority, Callable 7/1/2026 @ 100, 5.00%, 7/1/2043	250,000	248,492
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	10,000	10,009
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	469,899
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	145,924
New Jersey Turnpike Authority, Callable 7/1/2035 @ 100, 4.75%, 1/1/2050	250,000	247,903
		1,398,233
New Mexico 0.90%
New Mexico Finance Authority, 5.25%, 6/1/2053	250,000	250,043

New York 13.94%
City of New York NY, Callable 8/1/2031 @ 100, 5.00%, 8/1/2047	250,000	253,688
Metropolitan Transportation Authority, 5.00%, 11/15/2050	250,000	247,903
New York City Housing Development Corp., Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	150,006
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	250,121
New York City Housing Development Corp., Revenue Bonds, Callable 5/1/2026 @ 100, 3.10%, 11/1/2032	250,000	242,926
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), 5.00%, 7/15/2027	250,000	250,387
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	25,042
New York State Dormitory Authority, Callable 7/1/2030 @ 100, 4.00%, 7/1/2052	230,000	198,873
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), 3.25%, 4/1/2031	280,000	274,121

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	$135,000	$135,000
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	4,998
New York State Thruway Authority, Callable 1/1/2026 @ 100, 5.00%, 1/1/2046	250,000	249,679
New York State Thruway Authority, Callable 1/1/2026 @ 100, 5.00%, 1/1/2051	250,000	246,860
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	99,987
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	65,000	66,681
Triborough Bridge & Tunnel Authority, Callable 11/15/2030 @ 100, 5.00%, 11/15/2054	250,000	252,379
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	251,380
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	311,136
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	100,812
TSASC, Inc./NY, Callable 6/1/2027 @ 100, 5.00%, 6/1/2041	250,000	243,879
		3,855,858
North Carolina 1.84%
North Carolina Turnpike Authority, Callable 1/1/2034 @ 100, 5.00%, 1/1/2058	300,000	300,615
North Carolina Turnpike Authority, Callable 1/1/2030 @ 100, 5.00%, 1/1/2049	110,000	110,114
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	99,438
		510,167
North Dakota 0.36%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2026 @ 100, 3.00%, 5/1/2029	100,000	99,997

Ohio 0.91%
Franklin County Convention Facilities Authority, Callable 12/1/2029 @ 100, 5.00%, 12/1/2046	250,000	250,374

Pennsylvania 8.46%
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 10/1/2052	450,000	435,389
Geisinger PA Authority Health System, 5.00%, 2/15/2045	145,000	143,264
Pennsylvania Higher Educational Facilities, Callable 8/15/2027 @ 100, 5.00%, 8/15/2047	250,000	245,702
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2037	100,000	77,369
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2042	100,000	70,468
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.00%, 5/1/2032	100,000	81,592
Pennsylvania Housing Finance Agency, Callable 4/1/2033 @ 100, 5.45%, 4/1/2051	150,000	153,884
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	87,429
Pennsylvania State Turnpike Authority, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	250,000	250,142
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	193,736
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	101,759
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	500,149
		2,340,883
Rhode Island 0.93%
Rhode Island Housing & Mortgage Finance Corp., Callable 10/1/2032 @ 100, 5.45%, 10/1/2053	250,000	256,034

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
South Carolina 0.72%
South Carolina Public Service Authority, Callable 12/1/2026 @ 100, 5.00%, 12/1/2041	$200,000	$200,072

South Dakota 1.03%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	245,790
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	45,000	39,567
		285,357
Tennessee 0.90%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 5.00%, 7/1/2026	200,000	200,359
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	55,000	49,454
		249,813
Texas 8.71%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B, Callable 11/15/2029 @ 100, 5.00%, 11/15/2049	15,000	15,140
City of Austin TX Electric Utility Revenue, Callable 11/15/2025 @ 100, 5.00%, 11/15/2045	250,000	250,260
City of Houston TX Combined Utility System, Callable 11/15/2025 @ 100, 5.00%, 11/15/2044	250,000	250,221
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	150,000	152,823
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	444,188
Comal Independent School District, Unlimited Tax School Building Bonds, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	250,149
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	130,566
North Texas Tollway Authority, Callable 1/1/2028 @ 100, 5.00%, 1/1/2048	250,000	250,149
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), 4.00%, 9/15/2042	250,000	227,167
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	40,000	42,834
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	201,004
White Oak, TX, Independent School District, Unlimited Tax School Building Bonds, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	193,537
		2,408,038
Vermont 0.24%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 3.75%, 8/15/2037	70,000	65,739

Virginia 0.91%
Virginia State Resource Authority Infrastructure, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	75,000	75,057
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre- Refunded, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	175,000	175,573
		250,630

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
Washington 0.91%
Snohomish County Public Utility District No.1, 5.00%, 12/1/2045	$250,000	$250,744

Total Municipal Bonds (Cost $27,988,188)		27,160,740

	Shares
Money Market Funds 0.68%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.23%(a)	187,116	187,116

Total Money Market Funds (Cost $187,116)		187,116

Total Investments — 98.86% (Cost $28,175,304)		27,347,856
Other Assets in Excess of Liabilities — 1.14%		315,825
NET ASSETS — 100.00%		$27,663,681

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Common Stocks 5.41%

Communications 0.57%
Verizon Communications, Inc.	7,500	$324,525

Energy 2.78%
Chevron Corp.	2,500	357,975
Enbridge, Inc.	12,500	566,500
Kinder Morgan, Inc.	7,500	220,500
South Bow Corp.	3,000	77,730
TC Energy Corp.	7,500	365,925
		1,588,630
Financials 0.39%
Blackstone Mortgage Trust, Inc., Class A	11,565	222,626

Real Estate 1.67%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,000	188,020
Healthpeak Properties, Inc.	1,348	23,604
Realty Income Corp.	3,048	175,595
Simon Property Group, Inc.	3,500	562,660
		949,879
Total Common Stocks (Cost $2,623,398)		3,085,660

Preferred Stocks 18.24%

Financials 11.96%
Affiliated Managers Group, Inc., 4.20%	15,000	226,500
Affiliated Managers Group, Inc., 4.75%	10,000	169,300
Allstate Corp. (The), Series I, 4.75%	10,000	190,600
American Financial Group, Inc., 5.13%	15,000	285,000
American Financial Group, Inc., 5.63%	20,000	413,000
Athene Holding Ltd., Series D, 4.88%	20,000	342,000
Bank of America Corp., Series HH, 5.88%	8,000	196,080
Bank of America Corp., Series LL, 5.00%	15,000	304,650
Bank of America Corp., Series PP, 4.13%	16,667	283,006
Bank of America Corp., Series QQ, 4.25%	10,000	173,000
Brighthouse Financial, Inc., Series C, 5.38%	20,000	295,800
Capital One Financial Corp., Series J, 4.80%	10,000	177,700
Capital One Financial Corp., Series K, 4.63%	18,500	323,565
CNO Financial Group, Inc., 5.13%	2,000	34,460
Equitable Holdings, Inc., Series C, 4.30%	20,000	341,000
Fulton Financial Corp., Series A, 5.13%	6,000	108,600
Huntington Bancshares, Inc., Series H, 4.50%	10,000	175,600
JPMorgan Chase & Co., Series GG, 4.75%	10,000	200,800
KeyCorp, Series G, 5.63%	15,000	319,200
MetLife, Inc., Series F, 4.75%	10,000	194,900
Northern Trust Corp., Series E, 4.70%	10,000	195,600
Prudential Financial, Inc., 5.63%	10,000	235,100
RenaissanceRE Holdings Ltd., Series G, 4.20%	850	13,217
Selective Insurance Group, Inc., Series B, 4.60%	1,000	16,660
State Street Corp., 5.35%	1,000	21,720
U.S. Bancorp, Series L, 3.75%	20,000	301,000

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
U.S. Bancorp, Series M, 4.00%	10,000	$161,100
W.R. Berkley Corp., 5.10%	20,000	409,000
Washington Federal, Inc., Series A, 4.88%	10,000	154,400
Wells Fargo & Co., Series AA, 4.70%	10,000	188,300
Wells Fargo & Co., Series CC, 4.38%	10,000	175,600
Wells Fargo & Co., Series Z, 4.75%	10,000	190,400
		6,816,858
Real Estate 2.36%
Brookfield Property Partners LP, Series A, 5.75%	7,500	97,500
Diversified Healthcare Trust, 5.63%	26,660	417,229
Federal Realty Investment Trust, Series C, 5.00%	7,500	150,300
Public Storage, Series N, 3.88%	20,000	306,000
Public Storage, Series S, 4.10%	10,000	162,200
Vornado Realty Trust, 5.40%	12,298	210,173
		1,343,402
Technology 0.19%
Pitney Bowes, Inc., 6.70%	5,700	106,248

Utilities 3.73%
BIP Bermuda Holdings I Ltd., 5.13%	10,000	162,700
Brookfield Infrastructure Partners LP, 5.00%	10,000	157,600
Brookfield Infrastructure Partners LP, 5.13%	25,000	418,250
DTE Energy Co., Series G, 4.38%	15,000	258,300
Entergy Arkansas, Inc., 4.88%	10,000	202,000
Entergy Louisiana LLC, 4.88%	10,000	200,300
Entergy Mississippi, Inc., 4.90%	15,000	300,900
Southern Co., 4.95%	10,000	198,000
Southern Co., 5.25%	6,000	127,860
Southern Co., Series C, 4.20%	6,000	105,420
		2,131,330
Total Preferred Stocks (Cost $14,362,309)		10,397,838

	Principal Amount
Collateralized Mortgage Obligations 0.08%
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%, 10/25/2035	$16,469	8,912
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%, 10/25/2035	15,234	8,244
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035	28,942	28,430

Total Collateralized Mortgage Obligations (Cost $46,467)		45,586

Corporate Bonds 13.05%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049	500,000	497,779
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169	100,000	99,437
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	91,116
Exelon Generation Co. LLC, 5.60%, 6/15/2042(a)(b)	400,000	350,651
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	299,452
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	934,684
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	535,224

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
Corporate Bonds (cont.)
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	$250,000	$264,917
MetLife, Inc., 9.25%, 4/8/2038(b)	1,500,000	1,781,616
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,341,590
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	981,760
Valero Energy Corp., 8.75%, 6/15/2030	224,000	261,526

Total Corporate Bonds (Cost $7,603,645)		7,439,752

Municipal Bonds 62.55%

Alabama 3.29%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	2,000,000	1,875,710

Arizona 0.30%
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	250,000	171,037

California 4.54%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	468,850
California State University, Revenue Bonds Series 2020 B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	100,000	74,781
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	450,000	479,768
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	500,690
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	331,658
San Bernardino City Unified School District, School Improvements, Certificates of Participation, (AGM) (OID), 8.25%, 2/1/2026	255,000	259,800
University of California Revenues, Revenue Bonds, 4.13%, 5/15/2045	250,000	221,513
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	248,408
		2,585,468
Colorado 0.82%
Colorado Mesa University, 6.75%, 5/15/2042	425,000	468,006

Connecticut 0.53%
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	280,000	300,614

Florida 4.11%
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificates of Participation, 7.17%, 6/1/2026	230,000	235,282
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	510,375
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,165,129
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	276,524
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	163,440
		2,350,750

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
Georgia 4.55%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	$100,000	$90,424
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	1,371,000	1,522,246
State of Georgia, Public Improvements, General Obligation Unlimited, 3.84%, 2/1/2032	1,000,000	978,254
		2,590,924
Hawaii 0.85%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	485,525

Illinois 2.14%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	270,816
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	915,000	953,040
		1,223,856
Indiana 3.44%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 7/5/2025 @ 100, 3.95%, 7/5/2029	1,000,000	983,261
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2025 @ 100, 3.75%, 7/5/2028	1,000,000	983,747
		1,967,008
Kansas 0.62%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series 2020 B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	500,000	354,647

Louisiana 0.13%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding Bonds Series 2020 B, 2.44%, 2/1/2039	100,000	76,147

Massachusetts 0.62%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM)(OID), 6.25%, 1/1/2028	65,000	67,315
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	268,887
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,014
		351,216
Michigan 0.61%
Michigan Finance Authority, School Improvements, Revenue Bonds, 6.38%, 11/1/2025	240,000	240,402
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	$100,000	100,873
St. Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	5,000	5,013
		346,288
Missouri 5.23%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,090,000	2,418,499
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	565,077
		2,983,576

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
Nebraska 0.36%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	$200,000	$203,111

Nevada 1.99%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	316,811
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	690,000	815,159
		1,131,970
New Jersey 0.73%
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, 6.19%, 7/1/2040	500,000	417,868

New York 3.43%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	147,687
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	101,219
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	197,066
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	145,000	154,109
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	60,000	60,662
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	500,000	496,238
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	470,000	512,138
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	115,000	114,304
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	162,995
		1,946,418
North Carolina 0.33%
County of Cabarrus, NC, School Improvements, Revenue Bonds, 5.50%, 4/1/2026	190,000	190,580

Ohio 4.42%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	490,000	564,708
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	445,000	457,907
Cincinnati City School District, Refunding Bonds, Certificates of Participation, (OID), Callable 12/15/2025 @ 100, 4.00%, 12/15/2032	200,000	193,389
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,108,389
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited (School District Credit Program), 5.65%, 9/1/2031	200,000	200,132
		2,524,525
Pennsylvania 4.31%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds, Callable 12/1/2029 @ 100, 3.58%, 12/1/2043	390,000	316,504
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	557,170
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	130,000	135,398
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	385,000	387,655

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Principal Amount	Market Value
Pennsylvania (cont.)
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	$1,000,000	$1,058,673
		2,455,400
Rhode Island 0.64%
Narragansett Bay Commission, Revenue Bonds Series 2020 A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	365,160

Texas 2.20%
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	976,413
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	277,680
		1,254,093
Virgin Islands 2.90%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,057,380
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	585,000	599,770
		1,657,150
Virginia 7.25%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID), Callable 6/1/2026 @ 100, 6.71%, 6/1/2046	5,245,000	4,131,867

Washington 2.21%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	254,798
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	196,899	203,731
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	544,894
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	249,628
		1,253,051
Total Municipal Bonds (Cost $36,836,910)		35,661,965

Total Investments — 99.33% (Cost $61,472,729)		56,630,801
Other Assets in Excess of Liabilities — 0.67%		380,595
NET ASSETS — 100.00%		$57,011,396

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGM — Assured Guaranty Municipal Corp.

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND

SCHEDULE OF INVESTMENTS   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Common Stocks 95.83%

Energy 2.65%
Kinder Morgan, Inc.	6,000	$176,400
ONEOK, Inc.	2,775	226,523
Targa Resources Corp.	1,425	248,064
Williams Companies, Inc. (The)	5,400	339,174
		990,161
Industrials 1.82%
Republic Services, Inc.	1,000	246,610
Waste Management, Inc.	1,900	434,758
		681,368
Utilities 91.36%
AES Corp.	31,500	331,380
Alliant Energy Corp.	6,250	377,937
Ameren Corp.	10,900	1,046,836
American Electric Power Company, Inc.	12,450	1,291,812
American Water Works Company, Inc.	2,250	312,997
Atmos Energy Corp.	5,450	839,899
Brookfield Renewable Corp., Class A	5,900	193,402
California Water Service Group	4,000	181,920
CenterPoint Energy, Inc.	17,000	624,580
Chesapeake Utilities Corp.	3,800	456,836
Clearway Energy, Inc., Class C	15,300	489,600
CMS Energy Corp.	16,350	1,132,728
Constellation Energy Corp.	5,250	1,694,490
Dominion Energy, Inc.	7,100	401,292
DTE Energy Co.	11,750	1,556,405
Duke Energy Corp.	13,050	1,539,900
Edison International	10,858	560,273
Entergy Corp.	18,500	1,537,720
Essential Utilities, Inc.	28,350	1,052,919
Evergy, Inc.	10,650	734,104
Eversource Energy	19,100	1,215,142
Exelon Corp.	20,200	877,084
FirstEnergy Corp.	27,950	1,125,267
IDACORP, Inc.	3,450	398,303
National Fuel Gas Co.	3,050	258,366
New Jersey Resources Corp.	6,500	291,330
NextEra Energy, Inc.	27,900	1,936,818
Nisource, Inc.	28,600	1,153,724
Northwest Natural Holdings Co.	7,400	293,928
NorthWestern Corp.	7,150	366,795
NRG Energy, Inc.	3,150	505,827
Pinnacle West Capital Corp.	1,600	143,152
PNM Resources, Inc.	5,600	315,392
Portland General Electric Co.	14,650	595,230
PPL Corp.	39,700	1,345,433
Public Service Enterprise Group, Inc.	14,150	1,191,147
Sempra Energy	16,900	1,280,513
Southern Co.	6,700	615,261
Southwest Gas Corp.	3,450	256,646
Vistra Energy Corp.	8,700	1,686,147

See accompanying notes which are an integral part of these financial statements.

21

SPIRIT OF AMERICA UTILITIES FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2025 (UNAUDITED)

	Shares	Market Value
Utilities (cont.)
WEC Energy Group, Inc.	7,600	$791,920
Xcel Energy, Inc.	16,900	1,150,890
		34,151,345
Total Common Stocks (Cost $30,920,655)		35,822,874

Money Market Funds 5.19%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.23%(a)	1,939,861	1,939,861

Total Money Market Funds (Cost $1,939,861)		1,939,861

Total Investments — 101.02% (Cost $32,860,516)		37,762,735
Liabilities in Excess of Other Assets — (1.02)%		(382,483)
NET ASSETS — 100.00%		$37,380,252

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2025 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund		Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund
ASSETS
Investments in securities at fair value (cost $61,683,866, $82,527,653, $28,175,304, $61,472,729 and $32,860,516, respectively)	$73,826,420	$198,603,880		$27,347,856	$56,630,801	$37,762,735
Cash	—	—		—	6,906	—
Receivable for investments sold	—	—		18,131	231,296	—
Receivable for Fund shares sold	132,872	135,165		119	41	78,296
Dividends and interest receivable	291,355	81,344		332,098	749,338	61,458
Prepaid expenses	31,958	48,932		26,854	30,914	26,903
TOTAL ASSETS	74,282,605	198,869,321		27,725,058	57,649,296	37,929,392

LIABILITIES
Line of credit payable	—	—		—	426,633	—
Payable for Fund shares redeemed	11,315	74,787		—	38,362	—
Payable for distributions to shareholders	1,227,034	1,070,739		24,240	106,746	499,319
Payable for investment advisory fees	59,001	152,417		2,927	19,731	24,466
Payable for distribution (12b-1) fees	18,375	46,858		3,843	12,936	7,093
Payable for accounting and administration fees	4,662	11,487		3,599	5,371	2,162
Payable for Chief Compliance Officer fees	214	626		125	234	50
Payable for transfer agent fees	1,601	2,061		633	2,059	—
Other accrued expenses	24,095	34,750		26,010	25,828	16,050
TOTAL LIABILITIES	1,346,297	1,393,725		61,377	637,900	549,140
NET ASSETS	$72,936,308	$197,475,596		$27,663,681	$57,011,396	$37,380,252

SOURCE OF NET ASSETS
As of June 30, 2025, net assets consisted of:
Paid-in capital	$63,311,475	$74,145,444		$38,723,034	$60,097,144	$33,634,640
Accumulated earnings (deficits)	9,624,833	123,330,152		(11,059,353)	(3,085,748)	3,745,612
NET ASSETS	$72,936,308	$197,475,596		$27,663,681	$57,011,396	$37,380,252

NET ASSETS:
Class A Shares	$72,863,103	$197,075,376		$27,524,559	$56,565,039	$37,340,995
Class C Shares	$59,333	$374,451		$129,879	$433,478	$26,391
Institutional Shares	$13,872	$25,769		$9,243	$12,879	$12,866
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	8,661,507	5,692,502		3,264,682	5,609,078	1,819,845
Class C Shares	7,193	10,822		15,448	42,969	1,276
Institutional Shares	1,702	745		1,099	1,273	627
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares(a)	$8.41	$34.62		$8.43	$10.08	$20.52
Class C Shares(b)	$8.25	$34.60		$8.41	$10.09	$20.69	(c)
Institutional Shares	$8.15	$34.61	(c)	$8.41	$10.12	$20.53	(c)
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$8.88	$36.54		$8.85	$10.58	$21.77
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%		4.75%	4.75%	5.75%

(a)	A contingent deferred sales charge of 1.00% may be charged on shares held less than one year where an indirect commission was paid.
(b)	A contingent deferred sales charge of 1.00% may be charged on shares held less than 13 months.
(c)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

23

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund
INVESTMENT INCOME
Dividends	$1,498,505	$1,276,985	$2,253	$478,289	$521,247
Foreign dividend taxes	—	(1,421)	—	(6,504)	61
Interest	—	—	545,416	1,340,351	—
TOTAL INVESTMENT INCOME	1,498,505	1,275,564	547,669	1,812,136	521,308

EXPENSES
Investment advisory	348,324	891,810	86,294	179,406	151,006
Distribution (12b-1) - Class A Shares	107,612	275,267	21,470	74,176	38,881
Distribution (12b-1) - Class C Shares	325	1,721	642	2,242	91
Accounting and Administration	32,331	78,135	14,877	27,910	15,644
Registration	16,357	16,032	19,703	20,178	21,157
Auditing	12,817	12,818	12,818	12,818	12,817
Transfer agent	8,483	13,491	2,755	10,306	1,992
Sub transfer agent	7,613	18,451	2,805	6,307	2,862
Directors	7,150	18,096	2,928	6,130	2,956
Insurance	6,602	18,214	3,064	6,235	2,533
Legal	5,793	14,744	2,329	4,875	2,499
Printing	4,841	10,399	2,185	5,660	2,164
Custodian	2,463	9,537	2,380	2,381	3,310
Line of credit	1,545	3,774	607	1,272	694
Chief Compliance Officer	1,530	3,915	619	1,297	659
Pricing	940	1,581	12,423	8,576	437
Interest	372	5,966	4,057	14,229	—
Other	9,563	12,545	10,062	12,185	8,141
TOTAL EXPENSES	574,661	1,406,496	202,018	396,183	267,843
Fees waived by Adviser	—	—	(67,442)	(50,290)	(28,808)
NET EXPENSES	574,661	1,406,496	134,576	345,893	239,035
NET INVESTMENT INCOME (LOSS)	923,844	(130,932)	413,093	1,466,243	282,273

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	156,342	8,910,052	(115,439)	1,557,198	(12,507)
Net realized gain on foreign currency transactions	—	—	—	206	—
Net realized gain on written options transactions	1,220	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,740,558)	4,013,205	(303,632)	(1,540,200)	2,341,573
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,582,996)	12,923,257	(419,071)	17,204	2,329,066
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(659,152)	$12,792,325	$(5,978)	$1,483,447	$2,611,339

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

[THIS PAGE INTENTIONALLY LEFT BLANK]

25

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
	(Unaudited)		(Unaudited)
OPERATIONS
Net investment income (loss)	$923,844	$1,311,866	$(130,932)	$(107,206)
Net realized gain (loss) from investment and foreign currency transactions	157,562	3,791,441	8,910,052	14,780,051
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	(1,740,558)	(52,036)	4,013,205	35,298,172
Net increase (decrease) in net assets resulting from operations	(659,152)	5,051,271	12,792,325	49,971,017

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A Shares	(3,557,138)	(5,063,845)	(3,925,711)	(10,679,301)
Class C Shares	(2,797)	(5,037)	(6,383)	(20,045)
Institutional Shares	(707)	(995)	(545)	(1,315)
Return of capital:
Class A Shares	—	(1,563,718)	—	(1,243,336)
Class C Shares	—	(1,261)	—	—
Institutional Shares	—	(321)	—	(218)
Total distributions to shareholders	(3,560,642)	(6,635,177)	(3,932,639)	(11,944,215)

CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	7,252,501	8,924,037	16,126,392	28,266,905
Shares issued from reinvestment of distributions	2,332,261	4,509,125	2,859,587	8,683,190
Shares redeemed	(5,030,537)	(15,773,853)	(20,876,164)	(34,474,904)
Total Class A Shares	4,554,225	(2,340,691)	(1,890,185)	2,475,191
Class C Shares:
Shares sold	—	500	12,500	12,237
Shares issued from reinvestment of distributions	641	2,094	1,768	5,267
Shares redeemed	(11,713)	(106,882)	(15,239)	(35,441)
Total Class C Shares	(11,072)	(104,288)	(971)	(17,937)
Institutional Shares:
Shares issued from reinvestment of distributions	707	1,316	545	1,533
Total Institutional Shares	707	1,316	545	1,533
Increase (decrease) in net assets derived from capital share transactions	4,543,860	(2,443,663)	(1,890,611)	2,458,787
Total increase (decrease) in Net Assets	324,066	(4,027,569)	6,969,075	40,485,589

NET ASSETS
Beginning of period	72,612,242	76,639,811	190,506,521	150,020,932
End of period	$72,936,308	$72,612,242	$197,475,596	$190,506,521

SHARE TRANSACTIONS
Class A Shares:
Shares sold	822,745	961,462	498,273	901,915
Shares issued from reinvestment of distributions	277,320	516,090	82,599	264,360
Shares redeemed	(569,557)	(1,732,939)	(651,167)	(1,080,628)
Total Class A Shares	530,508	(255,387)	(70,295)	85,647
Class C Shares:
Shares sold	—	55	456	375
Shares issued from reinvestment of distributions	78	244	51	160
Shares redeemed	(1,312)	(12,067)	(474)	(1,332)
Total Class C Shares	(1,234)	(11,768)	33	(797)
Class Institutional Shares:
Shares issued from reinvestment of distributions	87	155	16	47
Total Institutional Shares	87	155	16	47

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Utilities Fund
For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
(Unaudited)		(Unaudited)		(Unaudited)

$413,093	$903,989	$1,466,243	$3,280,000	$282,273	$367,374
(115,439)	(222,321)	1,557,404	(70,363)	(12,507)	—
(303,632)	(108,436)	(1,540,200)	364,488	2,341,573	3,089,506
(5,978)	573,232	1,483,447	3,574,125	2,611,339	3,456,880

(411,642)	(901,222)	(1,418,433)	(3,564,150)	(1,502,087)	(313,265)
(1,312)	(2,502)	(9,075)	(22,056)	(983)	(141)
(139)	(265)	(320)	(688)	(524)	(161)

—	—	—	—	—	(1,588,180)
—	—	—	—	—	(713)
—	—	—	—	—	(819)
(413,093)	(903,989)	(1,427,828)	(3,586,894)	(1,503,594)	(1,903,279)

496,536	1,865,065	2,453,502	7,613,286	9,697,433	11,796,385
269,606	570,558	810,737	1,996,364	1,002,768	1,265,549
(3,040,657)	(6,869,914)	(9,410,009)	(18,268,193)	(1,461,330)	(2,066,285)
(2,274,515)	(4,434,291)	(6,145,770)	(8,658,543)	9,238,871	10,995,649

660	1,320	—	25,000	12,500	—
1,266	2,246	6,907	18,314	983	854
—	(4,475)	(58,999)	(250)	—	—
1,926	(909)	(52,092)	43,064	13,483	854

139	264	319	688	524	980
139	264	319	688	524	980
(2,272,450)	(4,434,936)	(6,197,543)	(8,614,791)	9,252,878	10,997,483
(2,691,521)	(4,765,693)	(6,141,924)	(8,627,560)	10,360,623	12,551,084

30,355,202	35,120,895	63,153,320	71,780,880	27,019,629	14,468,545
$27,663,681	$30,355,202	$57,011,396	$63,153,320	$37,380,252	$27,019,629

58,698	217,409	242,959	739,626	467,987	589,297
31,760	66,559	80,164	195,562	48,868	66,674
(359,227)	(800,803)	(931,645)	(1,784,255)	(71,386)	(108,379)
(268,769)	(516,835)	(608,522)	(849,067)	445,469	547,592

78	154	—	2,475	644	—
149	263	683	1,794	47	45
—	(521)	(5,902)	(25)	—	—
227	(104)	(5,219)	4,244	691	45

17	31	31	68	26	52
17	31	31	68	26	52

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended
	June 30,	For the Year Ended December 31
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$8.92	$9.12	$9.12	$13.90	$10.45	$11.96

From Investment Operations:
Net investment income[1]	0.13	0.16	0.16	0.14	0.08	0.15
Net realized and unrealized gain (loss) on investments	(0.21)	0.49	0.69	(4.07)	4.22	(0.81)
Total from investment operations	(0.08)	0.65	0.85	(3.93)	4.30	(0.66)

Less Distributions:
Distributions from net investment income	(0.43)	(0.16)	(0.16)	(0.17)	(0.14)	(0.11)
Distributions from net capital gains	—	(0.49)	(0.58)	(0.55)	(0.71)	(0.04)
Distributions from return of capital	—	(0.20)	(0.11)	(0.13)	—	(0.70)
Total distributions	(0.43)	(0.85)	(0.85)	(0.85)	(0.85)	(0.85)

Net Asset Value, End of Period	$8.41	$8.92	$9.12	$9.12	$13.90	$10.45
Total Return[2]	(0.95)%[3]	7.55%	9.53%	(28.46)%	42.03%	(5.13)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$72,863	$72,525	$76,446	$90,567	$133,371	$82,609
Ratio of net expenses to average net assets	1.60%[4]	1.60%[5]	1.60%[6]	1.54%	1.52%	1.59%
Ratio of net investment income to average net assets	2.57%[4]	1.79%	1.76%	1.28%	0.68%	1.05%
Portfolio turnover rate	2%[3]	8%	4%	16%	17%	18%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$8.75	$8.94	$8.96	$13.68	$10.26	$11.77

From Investment Operations:
Net investment income[1]	0.08	0.08	0.10	0.07	0.01	0.08
Net realized and unrealized gain (loss) on investments	(0.19)	0.50	0.67	(4.01)	4.14	(0.81)
Total from investment operations	(0.11)	0.58	0.77	(3.94)	4.15	(0.73)

Less Distributions:
Distributions from net investment income	(0.39)	(0.12)	(0.13)	(0.13)	(0.02)	(0.10)
Distributions from net capital gains	—	(0.49)	(0.53)	(0.55)	(0.71)	(0.04)
Distributions from return of capital	—	(0.16)	(0.08)	(0.10)	—	(0.64)
Total distributions	(0.39)	(0.77)	(0.79)	(0.78)	(0.73)	(0.78)

Net Asset Value, End of Period	$8.25	$8.75	$8.94	$8.96	$13.68	$10.26
Total Return[2]	(1.22)%[3]	6.81%	8.75%	(28.98)%	41.07%	(5.85)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$59	$74	$181	$178	$216	$222
Ratio of net expenses to average net assets	2.30%[4]	2.30%[5]	2.30%[6]	2.25%	2.22%	2.29%
Ratio of net investment income to average net assets	1.74%[4]	0.93%	1.12%	0.62%	0.06%	0.41%
Portfolio turnover rate	2%[3]	8%	4%	16%	17%	18%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31				For the Period Ended December 31,
	2025	2024	2023	2022	2021	2020[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$8.66	$8.87	$8.90	$13.60	$10.24	$9.67

From Investment Operations:
Net investment income[2]	0.14	0.19	0.19	0.17	0.11	0.14
Net realized and unrealized gain (loss) on investments	(0.21)	0.48	0.66	(3.99)	4.14	1.31
Total from investment operations	(0.07)	0.67	0.85	(3.82)	4.25	1.45

Less Distributions:
Distributions from net investment income	(0.44)	(0.17)	(0.18)	(0.19)	(0.18)	(0.12)
Distributions from net capital gains	—	(0.49)	(0.58)	(0.55)	(0.71)	(0.04)
Distributions from return of capital	—	(0.22)	(0.12)	(0.14)	—	(0.72)
Total distributions	(0.44)	(0.88)	(0.88)	(0.88)	(0.89)	(0.88)

Net Asset Value, End of Period	$8.15	$8.66	$8.87	$8.90	$13.60	$10.24
Total Return	(0.84)%[3]	7.99%	9.77%	(28.26)%	42.39%	15.52%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$14	$14	$13	$12	$16	$14
Ratio of net expenses to average net assets	1.30%[4]	1.30%[5]	1.30%[6]	1.24%	1.22%	1.29%[4]
Ratio of net investment income to average net assets	2.86%[4]	2.10%	2.13%	1.59%	0.89%	1.53%[4]
Portfolio turnover rate	2%[3]	8%	4%	16%	17%	18%[3]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$32.99	$26.37	$22.14	$29.57	$24.47	$22.53

From Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.02)	0.12	0.12	0.02	1.08
Net realized and unrealized gain (loss) on investments	2.34	8.76	5.51	(5.38)	7.05	2.26
Total from investment operations	2.33	8.74	5.63	(5.26)	7.07	3.34

Less Distributions:
Distributions from net investment income	(0.70)	—	(0.11)	(0.10)	(0.01)	(0.17)
Distributions from net capital gains	—	(1.90)	(0.90)	(1.97)	(1.79)	(0.90)
Distributions from return of capital	—	(0.22)	(0.39)	(0.10)	(0.17)	(0.33)
Total distributions	(0.70)	(2.12)	(1.40)	(2.17)	(1.97)	(1.40)

Net Asset Value, End of Period	$34.62	$32.99	$26.37	$22.14	$29.57	$24.47
Total Return[2]	7.06%[3]	33.29%	25.67%	(17.70)%	29.27%	15.49%

Ratios and Supplemental Data:
Net assets, end of period (000)	$197,075	$190,127	$149,697	$122,333	$157,478	$128,680
Ratio of net expenses to average net assets	1.53%[4,5]	1.52%[5]	1.53%[5]	1.51%	1.50%	1.53%
Ratio of net investment income (loss) to average net assets	(0.14)%[4]	(0.06)%	0.51%	0.48%	0.06%	0.82%
Portfolio turnover rate	4%[3]	7%	5%	10%	11%	15%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$32.99	$26.38	$22.17	$29.56	$24.48	$22.59

From Investment Operations:
Net investment income (loss)[1]	(0.13)	(0.24)	(0.05)	(0.06)	(0.18)	0.88
Net realized and unrealized gain (loss) on investments	2.33	8.75	5.50	(5.36)	7.05	2.30
Total from investment operations	2.20	8.51	5.45	(5.42)	6.87	3.18

Less Distributions:
Distributions from net investment income	(0.59)	—	(0.08)	—	—	(0.13)
Distributions from net capital gains	—	(1.90)	(0.90)	(1.97)	(1.79)	(0.90)
Distributions from return of capital	—	—	(0.26)	—	—	(0.26)
Total distributions	(0.59)	(1.90)	(1.24)	(1.97)	(1.79)	(1.29)

Net Asset Value, End of Period	$34.60	$32.99	$26.38	$22.17	$29.56	$24.48
Total Return[2]	6.68%[3]	32.37%	24.80%	(18.29)%	28.37%	14.70%

Ratios and Supplemental Data:
Net assets, end of period (000)	$374	$356	$306	$194	$308	$263
Ratio of net expenses to average net assets	2.23%[4,5]	2.22%[5]	2.23%[5]	2.21%	2.20%	2.23%
Ratio of net investment loss to average net assets	(0.84)%[4]	(0.76)%	(0.18)%	(0.24)%	(0.64)%	(0.09)%
Portfolio turnover rate	4%[3]	7%	5%	10%	11%	15%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31				For the Period Ended December 31,
	2025	2024	2023	2022	2021	2020[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$32.98	$26.35	$22.12	$29.56	$24.46	$19.57

From Investment Operations:
Net investment income[2]	0.04	0.08	0.20	0.20	0.10	1.02
Net realized and unrealized gain (loss) on investments	2.34	8.77	5.50	(5.39)	7.06	5.34
Total from investment operations	2.38	8.85	5.70	(5.19)	7.16	6.36

Less Distributions:
Distributions from net investment income	(0.75)	—	(0.13)	(0.15)	(0.02)	(0.19)
Distributions from net capital gains	—	(1.90)	(0.90)	(1.97)	(1.79)	(0.90)
Distributions from return of capital	—	(0.32)	(0.44)	(0.13)	(0.25)	(0.38)
Total distributions	(0.75)	(2.22)	(1.47)	(2.25)	(2.06)	(1.47)

Net Asset Value, End of Period	$34.61	$32.98	$26.35	$22.12	$29.56	$24.46
Total Return	7.21%[3]	33.73%	26.05%	(17.48)%	29.64%	33.28%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$26	$24	$18	$14	$17	$13
Ratio of net expenses to average net assets	1.22%[4,5]	1.22%[5]	1.23%[5]	1.21%	1.20%	1.23%[4]
Ratio of net investment income to average net assets	0.16%[4]	0.24%	0.80%	0.78%	0.36%	0.80%[4]
Portfolio turnover rate	4%[3]	7%	5%	10%	11%	15%[3]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$8.55	$8.64	$8.44	$9.44	$9.54	$9.45

From Investment Operations:
Net investment income	0.12	0.24	0.17	0.17	0.18	0.24
Net realized and unrealized gain (loss) on investments	(0.12)	(0.09)	0.20	(1.00)	(0.10)	0.09
Total from investment operations	—	0.15	0.37	(0.83)	0.08	0.33

Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.17)	(0.17)	(0.18)	(0.24)
Total distributions	(0.12)	(0.24)	(0.17)	(0.17)	(0.18)	(0.24)

Net Asset Value, End of Period	$8.43	$8.55	$8.64	$8.44	$9.44	$9.54
Total Return[1]	0.01%[2]	1.71%	4.48%	(8.87)%	0.88%	3.56%

Ratios and Supplemental Data:
Net assets, end of period (000)	$27,525	$30,216	$34,980	$39,309	$62,397	$70,947
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.40%[3,4]	1.34%[5]	1.26%[6]	1.19%	1.10%	1.11%
After expense waiver or recoupment	0.93%[3,4]	0.92%[5]	0.92%[6]	0.92%	0.90%	0.90%
Ratio of net investment income to average net assets	2.88%[3]	2.74%	2.03%	1.90%	1.94%	2.55%
Portfolio turnover rate	13%[2]	4%	24%	—%	11%	18%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.03%.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended
	June 30,	For the Year Ended December 31
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$8.53	$8.61	$8.42	$9.42	$9.52	$9.43

From Investment Operations:
Net investment income	0.09	0.16	0.10	0.09	0.10	0.16
Net realized and unrealized gain (loss) on investments	(0.12)	(0.08)	0.19	(1.00)	(0.10)	0.09
Total from investment operations	(0.03)	0.08	0.29	(0.91)	—	0.25

Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.10)	(0.09)	(0.10)	(0.16)
Total distributions	(0.09)	(0.16)	(0.10)	(0.09)	(0.10)	(0.16)

Net Asset Value, End of Period	$8.41	$8.53	$8.61	$8.42	$9.42	$9.52
Total Return[1]	(0.40)%[2]	0.97%	3.49%	(9.66)%	0.03%	2.70%

Ratios and Supplemental Data:
Net assets, end of period (000)	$130	$130	$132	$139	$153	$333
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.26%[3,4]	2.19%[5]	2.11%[6]	2.04%	1.95%	1.96%
After expense waiver or recoupment	1.78%[3,4]	1.77%[5]	1.77%[6]	1.77%	1.75%	1.75%
Ratio of net investment income to average net assets	2.04%[3]	1.89%	1.19%	1.06%	1.11%	1.71%
Portfolio turnover rate	13%[2]	4%	24%	—%	11%	18%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.03%.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31				For the Period Ended December 31,
	2025	2024	2023	2022	2021	2020[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$8.53	$8.62	$8.42	$9.42	$9.52	$9.28

From Investment Operations:
Net investment income	0.13	0.25	0.19	0.18	0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.12)	(0.09)	0.20	(1.00)	(0.10)	0.24
Total from investment operations	0.01	0.16	0.39	(0.82)	0.10	0.40

Less Distributions:
Distributions from net investment income	(0.13)	(0.25)	(0.19)	(0.18)	(0.20)	(0.16)
Total distributions	(0.13)	(0.25)	(0.19)	(0.18)	(0.20)	(0.16)

Net Asset Value, End of Period	$8.41	$8.53	$8.62	$8.42	$9.42	$9.52
Total Return	0.09%[2]	1.87%	4.64%	(8.75)%	1.03%	4.37%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$9	$9	$9	$9	$9	$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.27%[3,4]	1.19%[5]	1.11%[6]	1.04%	0.95%	0.96%[3]
After expense waiver or recoupment	0.79%[3,4]	0.77%[5]	0.77%[6]	0.77%	0.75%	0.75%[3]
Ratio of net investment income to average net assets	3.04%[3]	2.89%	2.19%	2.06%	2.08%	2.60%[3]
Portfolio turnover rate	13%[2]	4%	24%	—%	11%	18%[2]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.03%.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended
	June 30,	For the Year Ended December 31
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.08	$10.09	$10.03	$12.39	$12.44	$12.21

From Investment Operations:
Net investment income	0.25	0.50	0.52	0.44	0.50	0.44
Net realized and unrealized gain (loss) on investments	(0.01)	0.03	0.16	(1.99)	0.06	0.26
Total from investment operations	0.24	0.53	0.68	(1.55)	0.56	0.70

Less Distributions:
Distributions from net investment income	(0.24)	(0.49)	(0.48)	(0.43)	(0.46)	(0.43)
Distributions from net capital gains	—	(0.05)	(0.14)	(0.38)	(0.15)	(0.04)
Total distributions	(0.24)	(0.54)	(0.62)	(0.81)	(0.61)	(0.47)

Net Asset Value, End of Period	$10.08	$10.08	$10.09	$10.03	$12.39	$12.44
Total Return[1]	2.42%[2]	5.37%	6.94%	(12.69)%	4.59%	5.95%

Ratios and Supplemental Data:
Net assets, end of period (000)	$56,565	$62,655	$71,325	$77,767	$119,137	$135,162
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.32%[3,4]	1.26%[5]	1.24%[5]	1.18%	1.14%[6]	1.15%
After expense waiver or recoupment	1.15%[3,4]	1.13%[5]	1.14%[5]	1.12%	1.11%[6]	1.10%
Ratio of net investment income to average net assets	4.91%[3]	4.80%	5.10%	3.83%	3.98%	3.70%
Portfolio turnover rate	—%[2]	—%	2%	1%	4%	20%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.05%.
[5]	Includes interest expense of 0.03%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA INCOME FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended
	June 30,	For the Year Ended December 31
	2025	2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.08	$10.10	$10.03	$12.39	$12.45	$12.22

From Investment Operations:
Net investment income	0.22	0.42	0.44	0.35	0.40	0.36
Net realized and unrealized gain (loss) on investments	—	0.03	0.18	(1.98)	0.06	0.25
Total from investment operations	0.22	0.45	0.62	(1.63)	0.46	0.61

Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.41)	(0.35)	(0.37)	(0.34)
Distributions from net capital gains	—	(0.05)	(0.14)	(0.38)	(0.15)	(0.04)
Total distributions	(0.21)	(0.47)	(0.55)	(0.73)	(0.52)	(0.38)

Net Asset Value, End of Period	$10.09	$10.08	$10.10	$10.03	$12.39	$12.45
Total Return[1]	2.15%[2]	4.48%	6.25%	(13.34)%	3.72%	5.18%

Ratios and Supplemental Data:
Net assets, end of period (000)	$433	$486	$444	$398	$437	$465
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.07%[3,4]	2.01%[5]	1.99%[5]	1.93%	1.89%[6]	1.90%
After expense waiver or recoupment	1.90%[3,4]	1.88%[5]	1.89%[5]	1.87%	1.86%[6]	1.85%
Ratio of net investment income to average net assets	4.17%[3]	4.07%	4.36%	3.12%	3.23%	2.92%
Portfolio turnover rate	—%[2]	—%	2%	1%	4%	20%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.05%.
[5]	Includes interest expense of 0.03%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31				For the Period Ended December 31,
	2025	2024	2023	2022	2021	2020[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$10.11	$10.13	$10.06	$12.43	$12.48	$11.66

From Investment Operations:
Net investment income	0.25	0.52	0.54	0.46	0.53	0.31
Net realized and unrealized gain (loss) on investments	0.01	0.03	0.18	(1.99)	0.07	0.83
Total from investment operations	0.26	0.55	0.72	(1.53)	0.59	1.14

Less Distributions:
Distributions from net investment income	(0.25)	(0.52)	(0.51)	(0.46)	(0.50)	(0.28)
Distributions from net capital gains	—	(0.05)	(0.14)	(0.38)	(0.15)	(0.04)
Total distributions	(0.25)	(0.57)	(0.65)	(0.84)	(0.65)	(0.32)

Net Asset Value, End of Period	$10.12	$10.11	$10.13	$10.06	$12.43	$12.48
Total Return	2.64%[2]	5.51%	7.30%	(12.51)%	4.83%	9.89%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$13	$13	$12	$11	$13	$12
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.06%[3,4]	1.01%[5]	0.99%[5]	0.93%	0.89%[6]	0.90%[3]
After expense waiver or recoupment	0.90%[3,4]	0.88%[5]	0.89%[5]	0.87%	0.86%[6]	0.85%[3]
Ratio of net investment income to average net assets	5.16%[3]	5.05%	5.34%	4.10%	4.21%	3.80%[3]
Portfolio turnover rate	—%[2]	—%	2%	1%	4%	20%[2]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.05%.
[5]	Includes interest expense of 0.03%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA UTILITIES FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31,	For the Period Ended December 31,
	2025	2024	2023[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$19.64	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.17	0.37	0.39
Net realized and unrealized gain (loss) on investments	1.56	3.49	(1.21)
Total from investment operations	1.73	3.86	(0.82)

Less Distributions:
Distributions from net investment income	(0.85)	(0.28)	(0.24)
Distributions from return of capital	—	(1.42)	(1.46)
Total distributions	(0.85)	(1.70)	(1.70)

Net Asset Value, End of Period	$20.52	$19.64	$17.48
Total Return[3]	8.81%[4]	22.72%	(4.16)%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$37,341	$26,996	$14,449
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.72%[5]	1.90%	2.56%[5]
After expense waiver or recoupment	1.53%[5]	1.53%	1.53%[5]
Ratio of net investment income to average net assets	1.81%[5]	1.92%	2.29%[5]
Portfolio turnover rate	—%[4]	—%	—%[4]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect sales load.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31,	For the Period Ended December 31,
	2025	2024	2023[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$19.82	$17.63	$20.00

From Investment Operations:
Net investment income[2]	0.07	0.23	0.29
Net realized and unrealized gain (loss) on investments	1.60	3.51	(1.25)
Total from investment operations	1.67	3.74	(0.96)

Less Distributions:
Distributions from net investment income	(0.80)	(0.26)	(0.20)
Distributions from return of capital	—	(1.29)	(1.21)
Total distributions	(0.80)	(1.55)	(1.41)

Net Asset Value, End of Period	$20.69	$19.82	$17.63
Total Return[3]	8.43%[4]	21.78%	(4.85)%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$26	$12	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.46%[5]	2.65%	4.90%[5]
After expense waiver or recoupment	2.29%[5]	2.28%	2.28%[5]
Ratio of net investment income to average net assets	1.07%[5]	1.17%	1.71%[5]
Portfolio turnover rate	—%[4]	—%	—%[4]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect contingent deferred sales charge.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

41

SPIRIT OF AMERICA UTILITIES FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30,	For the Year Ended December 31,	For the Period Ended December 31,
	2025	2024	2023[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$19.65	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.23	0.42	0.47
Net realized and unrealized gain (loss) on investments	1.52	3.50	(1.26)
Total from investment operations	1.75	3.92	(0.79)

Less Distributions:
Distributions from net investment income	(0.87)	(0.29)	(0.25)
Distributions from return of capital	—	(1.46)	(1.48)
Total distributions	(0.87)	(1.75)	(1.73)

Net Asset Value, End of Period	$20.53	$19.65	$17.48
Total Return	8.91%[3]	23.05%	(4.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$13	$12	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.46%[4]	1.67%	3.90%[4]
After expense waiver or recoupment	1.29%[4]	1.28%	1.28%[4]
Ratio of net investment income to average net assets	2.05%[4]	2.17%	2.71%[4]
Portfolio turnover rate	—%[3]	—%	—%[3]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

42	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS | JUNE 30, 2025 (UNAUDITED)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. This report includes the following 5 funds, each operating as a diversified fund as defined by the 1940 Act (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Income and Growth Fund”) commenced operations on January 9, 1998. The Real Estate Income and Growth Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Large Cap Value Fund”) commenced operations on August 1, 2002. The Large Cap Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”) commenced operations on February 29, 2008. The Municipal Tax Free Bond Fund seeks high current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”), investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Utilities Fund (the “Utilities Fund”) commenced operations on January 31, 2023. The Utilities Fund seeks current income and capital appreciation by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of utility and utility related companies.

Each Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A Shares have a maximum sales charge on purchases of 5.25% for the Real Estate Income and Growth Fund and Large Cap Value Fund, 4.75% for the Municipal Tax Free Bond Fund and Income Fund, and 5.75% for the Utilities Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by Spirit of America Management Corp. (the “Adviser”), who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using

43

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2025 (UNAUDITED)

an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designated Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Income and Growth Fund
Assets:
Common Stocks[1]	$71,149,570	$—	$—	$71,149,570
Preferred Stocks[1]	1,524,692	—	—	1,524,692
Money Market Funds	1,152,158	—	—	1,152,158
Total	$73,826,420	$—	$—	$73,826,420

Large Cap Value Fund
Assets:
Common Stocks[1]	$196,542,155	$—	$—	$196,542,155
Preferred Stocks[1]	364,472	—	—	364,472
Money Market Funds	1,697,253	—	—	1,697,253
Total	$198,603,880	$—	$—	$198,603,880

Municipal Tax Free Bond Fund
Assets:
Municipal Bonds	$—	$27,160,740	$—	$27,160,740
Money Market Funds	187,116	—	—	187,116
Total	$187,116	$27,160,740	$—	$27,347,856

44	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2025 (UNAUDITED)

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Income Fund
Assets:
Common Stocks[1]	$3,085,660	$—	$—	$3,085,660
Preferred Stocks[1]	10,397,838	—	—	10,397,838
Collateralized Mortgage Obligations	—	45,586	—	45,586
Corporate Bonds	—	7,089,101	350,651	7,439,752
Municipal Bonds	—	35,661,965	—	35,661,965
Total	$13,483,498	$42,796,652	$350,651	$56,630,801

Utilities Fund
Assets:
Common Stocks[1]	$35,822,874	$—	$—	$35,822,874
Money Market Funds	1,939,861	—	—	1,939,861
Total	$37,762,735	$—	$—	$37,762,735

[1]	Refer to Schedule of Investments for sector/industry classification.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, Spirit of America Management Corp. shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of a Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of June 30, 2025:

	Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value June 30, 2025	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$350,651	Comparable Security Analysis	Discount for Lack of Marketability	10%[1]

[1]	Significant changes in this range would result in a significantly higher or lower fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of December 31, 2024	Amortization/ Accretion	Change in Unrealized Appreciation	Balance as of June 30, 2025
Corporate Bonds	$347,808	$(321)	$3,164	$350,651

45

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2025 (UNAUDITED)

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of their net investment income and capital gains to shareholders each year. The Real Estate Income and Growth Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $0.85 per share. The Large Cap Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Utilities Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31. For the Income Fund and Municipal Tax Free Bond Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all of the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Real Estate Income and Growth Fund and Large Cap Value Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in their distributions to their shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific Fund of the Company are allocated to the individual Funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Real Estate Income and Growth Fund and Large Cap Value Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds did not hold any derivatives at June 30, 2025.

46	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2025 (UNAUDITED)

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2025, excluding short-term investments and U.S. government obligations, were as follows:

Fund	Purchases	Sales
Real Estate Income and Growth Fund	$3,510,809	$1,713,557
Large Cap Value Fund	7,950,488	15,319,148
Municipal Tax Free Bond Fund	3,771,090	6,319,357
Income Fund	134,340	6,307,077
Utilities Fund	7,486,775	134,340

There were no purchases or sales of long-term U.S. Government Obligations during the six months ended June 30, 2025.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

The Adviser has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Income and Growth Fund	0.97%	$348,324
Large Cap Value Fund	0.97%	891,810
Municipal Tax Free Bond Fund	0.60%	86,294
Income Fund	0.60%	179,406
Utilities Fund	0.97%	151,006

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the Municipal Tax Free Bond Fund, Income Fund and Utilities Fund (based on average daily net assets) through April 30, 2026, so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the six months ended June 30, 2025, the Adviser waived advisory fees, as indicated:

Fund	Class A Shares	Class C Shares	Institutional Shares	Fees Recouped (Waived)
Municipal Tax Free Bond Fund	0.90%	1.75%	0.75%	$(67,442)
Income Fund	1.10%	1.85%	0.85%	(50,290)
Utilities Fund	1.53%	2.28%	1.28%	(28,808)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

Recoverable through	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
December 31, 2025	$60,424	$30,492	$—
December 31, 2026	121,624	81,736	93,577
December 31, 2027	140,209	86,000	69,476
June 30, 2028	67,442	50,290	28,808

47

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2025 (UNAUDITED)

The Funds’ Class A Shares and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A Shares and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2025, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A Shares		Class C Shares
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Income and Growth Fund	0.30%	$107,612	1.00%	$325
Large Cap Value Fund	0.30%	275,267	1.00%	1,721
Municipal Tax Free Bond Fund	0.15%	21,470	1.00%	642
Income Fund	0.25%	74,176	1.00%	2,242
Utilities Fund	0.25%	38,881	1.00%	91

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the six months ended June 30, 2025, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Front-End Sales Charges Received by Distributor	CDSC Fees Received by Distributor
Real Estate Income and Growth Fund	$317,454	$—
Large Cap Value Fund	713,142	—
Municipal Tax Free Bond Fund	21,649	—
Income Fund	107,042	—
Utilities Fund	399,491	—

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the six months ended June 30, 2025, the Funds were allocated $8,020 of the Chief Compliance Officer’s salary.

An Independent Director of the Company is associated with the insurance agency utilized by the Funds. During the six months ended June 30, 2025, the Funds paid such insurance agency $36,648 of insurance premiums.

Note 6 – Concentration and Other Risks

The performance of the Municipal Tax Free Bond Fund and Income Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for these Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that these Funds may invest in taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality (frequently called “junk bonds”).

48	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2025 (UNAUDITED)

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk of lower grade securities, which is the possibility that junk bonds may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Funds’ ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, a Fund may lose its entire investment in those securities.

The Real Estate Income and Growth Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

The Large Cap Value Fund and Utilities Fund may, at times, concentrate their investments in a particular sector, such as technology or utilities, if the Adviser believes stocks in that particular sector are performing more favorably. If the Funds invest a significant portion of their total assets in certain sectors, their investment portfolios will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange-traded funds risk. The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds, and should be read carefully before investing.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2025, the Income Fund held illiquid restricted securities representing 4% of net assets, as listed below:

Issuer Description Corporate Bonds	Acquisition Date	Principal Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 6/15/2042	7/12/2012	$400,000	$416,921	$350,651
MetLife Inc., 9.25%, 4/8/2038	6/4/2013	1,500,000	2,094,666	1,781,616

49

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2025 (UNAUDITED)

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2025, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)[1]	Cost Basis of Investments
Real Estate Income and Growth Fund	$16,131,333	$(4,027,264)	$12,104,069	$61,722,351
Large Cap Value Fund	117,195,447	(954,938)	116,240,509	82,363,371
Municipal Tax Free Bond Fund	30,666	(858,114)	(827,448)	28,175,304
Income Fund	2,123,036	(6,881,436)	(4,758,400)	61,389,201
Utilities Fund	5,929,175	(949,734)	4,979,441	32,783,294

[1]	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the fiscal year ended December 31, 2024, the Funds’ most recent fiscal year end, was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Income and Growth Fund	$1,212,212	$—	$3,857,665	$1,565,300	$6,635,177
Large Cap Value Fund	—	—	10,700,661	1,243,554	11,944,215
Municipal Tax Free Bond Fund	10,248	893,741	—	—	903,989
Income Fund	3,261,852	—	325,042	—	3,586,894
Utilities Fund	313,567	—	—	1,589,712	1,903,279

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

At December 31, 2024, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Real Estate Income and Growth Fund	$—	$—	$—	$—	$13,844,627	$13,844,627
Large Cap Value Fund	—	—	2,243,162	—	112,227,304	114,470,466
Municipal Tax Free Bond Fund	3	—	—	(10,116,469)	(523,816)	(10,640,282)
Income Fund	—	51,888	24,945	—	(3,218,200)	(3,141,367)
Utilities Fund	—	—	—	(1)	2,637,868	2,637,867

At December 31, 2024, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Tax Free Bond Fund	$2,785,908	$7,330,561	$10,116,469
Utilities Fund	1	—	1

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

50	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2025 (UNAUDITED)

Note 9 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Funds’ investments, expiring on May 15, 2026. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of $5,000,000 or 10% of the Funds’ daily market value. At June 30, 2025, Income Fund had outstanding borrowings of $426,633. During the six months ended June 30, 2025, each Fund’s borrowing activity was as follows:

	Real Estate Income and Growth Fund	Large Cap Value Fund	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
Total bank line of credit as of June 30, 2025	$5,000,000	$5,000,000	$2,766,368	$4,573,367	$3,738,025
Average borrowings during period	$62,008	$164,598	$44,802	$93,875	$—
Number of days outstanding[1]	13	45	40	70	—
Average interest rate during period	5.949%	5.947%	5.939%	5.946%	—
Highest balance drawn during period	$200,176	$722,898	$328,702	$364,795	$—
Highest balance interest rate	6.000%	6.000%	6.000%	6.000%	6.000%
Interest expense incurred	$372	$5,966	$4,057	$14,229	$—
Interest rate at June 30, 2025	5.940%	5.940%	5.940%	5.940%	5.940%

[1]	Number of days outstanding represents the total days during the six months ended June 30, 2025 each Fund utilized the Line of Credit.

Note 10 – Commitments and Contingencies

The Company indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Company or the Funds. Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

Note 11 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

51

ADDITIONAL INFORMATION | JUNE 30, 2025 (UNAUDITED)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 21, 2025, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of the Spirit of America Municipal Tax Free Bond Fund (the “Municipal Fund”), Spirit of America Income Fund (the “Income Fund”), Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), Spirit of America Large Cap Value Fund (the “Value Fund”), and Spirit of America Utilities Fund (the “Utilities Fund”) (each a “Fund”; collectively, the “Funds”). At the Meeting, after determining that the Adviser’s compensation continues to be not unreasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interest of each Fund’s shareholders, and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) the Adviser’s responses to the 15(c) questionnaire prepared by counsel to the Company on behalf of the Independent Directors; (ii) comparative information on the investment performance and expenses of the Funds, relevant indices and Morningstar category peer funds in the form of a report generated by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party provider of investment company data; (iii) the allocation of the Funds’ brokerage commissions; (iv) the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics in addition to the structure and responsibilities of the Adviser’s compliance department; (v) the profitability of each Fund and for all funds that the Adviser manages in the aggregate taking into account both advisory fees and any other potential direct or indirect benefits; (vi) the Adviser’s Form ADV; and (vii) a memorandum from Independent Counsel with respect to the responsibilities of the Independent Directors regarding the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Independent Directors requested, reviewed and considered materials furnished by the Adviser and questioned certain personnel of the Adviser, including the Funds’ portfolio managers, with respect to, among other things, personnel, each Fund’s performance, operations and financial condition of the Adviser. Among other information, the Independent Directors requested and was provided information regarding:

●	Each Fund’s investment performance over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The waiver of fees and reimbursement of expenses at various times by the Adviser with respect to certain Funds under the Amended and Restated Operating Expenses Agreement;

52	SPIRIT OF AMERICA

ADDITIONAL INFORMATION (CONT.) | JUNE 30, 2025 (UNAUDITED)

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

●	The Adviser’s investment management staffing and their experience level in addition to the Adviser’s administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

●	The profitability to the Adviser of managing the Funds and the Adviser’s affiliate of distributing the Funds, and the methodology in allocating expenses to the Funds’ management.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Advisory Agreement:

1.	Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, evaluated the nature, extent and quality of advisory, administrative and shareholder services provided by the Adviser, which included the following considerations: determination and execution of investment decisions for each Fund; regulatory filings and disclosure to the Funds’ shareholders, general oversight of the Funds’ service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser given the increasing regulations within the mutual fund industry. The Board, including the Independent Directors, concluded that the services provided to the Funds are extensive in nature, that the Adviser delivered a high level of service to each Fund, and that the Adviser is positioned to continue providing such quality of service in the future.

2.	Investment Performance of the Funds and the Adviser.

The Board, including the Independent Directors, reviewed the information provided by Broadridge detailing the Funds’ short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the selected end date and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted differences in the investment strategies of each Fund relative to its peer group.

The Board considered that (i) the Municipal Fund underperformed the median of its peer group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2024; (ii) the Income Fund outperformed the median of its peer group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2024; (iii) the Real Estate Fund outperformed the median of its peer group for the 1-year period ended December 31, 2024 and underperformed the median of its peer group for the 3-year, 5-year and 10-year periods ended December 31, 2024; (iv) the Value Fund outperformed the median of its peer group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2024; and (v) the Utilities Fund outperformed the median of its peer group for the 1-year period ended December 31, 2024. The Board then determined that each Fund was delivering reasonable performance results, especially over the long-term, and that each Fund’s results were consistent with the investment strategies followed by each Fund.

3.	Costs of Services and Profits Realized by the Adviser.

a.	Fund Fees and Performance. The Board, including the Independent Directors, reviewed the information (as of December 31, 2024) provided by Broadridge, including the comparative graphs, regarding each Fund’s management fee and overall expense ratio relative to industry averages for each Fund’s peer group category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Funds relative to the strategies of the funds in the Funds’ respective peer groups, as well as the level, quality, and nature of the services provided by the Adviser with respect to the Funds. The Board considered that (i) the Municipal Fund’s management fee was above the median in its peer group; (ii) the Income Fund’s management fee was above the median in its peer group; (iii) the Real Estate Fund’s management fee was above the median in its peer group; (iv) the Value Fund’s management fee was above the median in its peer group; and (v) the Utilities Fund’s management fee was above the median in its peer group. The Directors considered favorably the current and historic willingness of the Adviser to limit the overall expense ratios of certain of the Funds, as appropriate. Noting that the fees paid by the Funds were higher than certain of the comparable funds and higher than the medians in the Funds’ peer groups, the Board nevertheless stated

53

ADDITIONAL INFORMATION (CONT.) | JUNE 30, 2025 (UNAUDITED)

that the fees were still close enough to the averages and medians in each case. The Board indicated that, although higher than the fees of certain other funds in their respective groups, in light of the investment advisory services provided by the Adviser to each of the Funds, the fees were not unreasonable.

b.	Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, reviewed estimates of the Adviser’s profitability and costs attributable to the Funds through 2024. The Board reviewed profitability analyses prepared by the Adviser based on each Fund’s asset levels and considered the total profits of the Adviser from its relationship with each of the Funds on a fund-by-fund basis and for all funds that the Adviser manages in the aggregate. The Board observed that, in recent years, increased fixed costs and, of particular note, legal and audit fees to address increasing regulations, have had a greater impact on small fund families, such as the Funds, than on larger fund complexes, and overall expenses of the Funds may compare unfavorably to the overall expenses of some funds identified as peers. Further, the Board considered whether the amount of the Adviser’s profit is a fair profit for managing the Funds and determined that the Adviser has devoted a large amount of its resources to the Funds throughout the years. The Adviser’s management observed that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by David Lerner Associates, Inc. (“DLA”), some of which may be attributed to the Adviser. The Board, including the Independent Directors, then concluded that the Adviser’s profitability, if any, from its relationship with each Fund, and on an aggregate basis, was not excessive.

4.	Extent of Economies of Scale as the Funds Grow.

The Board, including the Independent Directors, discussed whether there had been economies of scale regarding the management of the Funds and whether the Funds would appropriately benefit from any economies of scale. Due to the relatively small size of each Fund, however, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5.	Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, noted that the Adviser does not at this time offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board further noted, however, that the Adviser had provided enhancements in services to the Funds, without any increase in fees. The Board confirmed that it would continue to review the concept of breakpoints in future years as the Funds’ assets increase.

6.	Other Relevant Considerations.

a.	Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV with the Adviser addressing the Board’s questions with respect to the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then determined that such factors permit the Adviser to provide a high level of service to the Funds. In addition, the Directors took note of the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b.	The Board, including the Independent Directors, then reviewed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates due to their association with the Funds, including the benefits received by DLA, the affiliated distributor. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates might receive, which might include greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars for research services), seemed to be reasonable, and in some instances might benefit the Funds.

Conclusions. The Directors, including the Independent Directors, did not consider any one factor as all-important or all-controlling; instead, they viewed such factors and other factors collectively in light of the Funds’ surrounding circumstances. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement on a Fund-by-Fund basis and concluded that the renewal of the Advisory Agreement was in the best interests of each Fund as well as its shareholders. Further, the Independent Directors concluded that the fees charged by the Adviser to each Fund for the services provided were not unreasonable and the profitability of the Adviser, on a Fund-by-Fund basis and an aggregate basis, was not excessive.

54	SPIRIT OF AMERICA

Proxy Voting Information

The Funds’ Statement of Additional Information containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.soafunds.com.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, PA 19102-2529

Counsel

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2025 Spirit of America

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/29/2025

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	8/29/2025